Summary of significant accounting policies - Contractual arrangements with respect to equity interests in certain PRC subsidiaries (Details)	12 Months Ended
Dec. 31, 2020
PRC subsidiaries
Percentage of equity interest held in certain PRC medical institutions after transfer of interests	70.0
Dr. Zhou Pengwu
PRC subsidiaries
Equity interest subject to contractual agreements	24.00%
Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd
PRC subsidiaries
Equity interest subject to contractual agreements	30.00%
Hangzhou Pengai
PRC subsidiaries
Equity interest subject to contractual agreements	30.00%
Chongqing Pengai Aesthetic Medical Hospital Co., Ltd
PRC subsidiaries
Equity interest subject to contractual agreements	19.00%
Changsha Pengai Aesthetic Medical Hospital Co., Ltd
PRC subsidiaries
Equity interest subject to contractual agreements	15.00%
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co., Ltd
PRC subsidiaries
Equity interest subject to contractual agreements	22.00%
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd
PRC subsidiaries
Equity interest subject to contractual agreements	26.00%
Jinan Pengai Medical Aesthetic Clinic Co., Ltd
PRC subsidiaries
Equity interest subject to contractual agreements	25.00%
Kunming Liangyan Hospital Management Co., Ltd
PRC subsidiaries
Equity interest subject to contractual agreements	10.00%
Bottom of Range
PRC subsidiaries
Percentage of equity interest historically held in PRC subsidiaries	70.00%
Proportion of ownership interest in associate	2.00%
Top of Range
PRC subsidiaries
Allowable percentage of foreign investment in PRC medical institutions through joint venture entities	70.00%
Proportion of ownership interest in associate	5.00%